STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY
Schedule of share-based compensation expense

The following summarizes share-based compensation expense for the years ended December 31, 2020 and 2019, which was allocated as follows:

	December 31,
	2020	2019

Research and development	$-	$63,207
General and administrative	332,003	206,533
	$332,003	$269,740

Summary of stock option activity

The following summarizes stock option activity for the years ended December 31, 2020 and 2019:

		Options Outstanding
	Shares			Weighted average
	available for	Number of	Exercise price	exercise
	grants	shares	range	price

December 31, 2018	4,123,142	9,044,825	$0.14 - 0.64	$0.28
2018 Plan additions	2,630,130	-	-	-
Grants	(2,415,000)	2,415,000	0.21	0.21
Expirations	-	(1,638,575)	0.14 - 0.57	0.21
2010 Plan Expiration	(728,142)	-	-	-
December 31, 2019	3,610,130	9,821,250	0.16 - 0.64	0.28
2018 Plan additions	2,668,836	-	-	-
Grants	(2,130,000)	2,130,000	0.30	0.30
Expirations	-	-	-	-
December 31, 2020	4,148,966	11,951,250	$0.16 - 0.64	$0.28

Vested and expected to vest at December 31, 2020		11,811,875

Exercisable at December 31, 2020		8,745,500

Schedule of the Company's stock options

A summary of the Company’s stock options for the six months ended June 30, 2021 is as follows:

			Weighted
			Average
		Weighted	Remaining
	Number of	Average	Contractual		Aggregate
	Shares	Exercise Price	Life		Intrinsic Value
Options Outstanding, December 31, 2020	11,951,250	$0.28
Granted	-	$0.30
Exercised	(105,000)	$0.21
Forfeited	(1,915,000)	$0.21
Options Outstanding, June 30, 2021	9,931,250	$0.30	5.9	years	$283,550
Vested and unvested but expected to vest, June 30, 2021	9,606,260	$0.30	5.9	years	$274,271
Exercisable at June 30, 2021	7,861,250	$0.31	5.3	years	$223,250

The following summarizes information about stock options outstanding at December 31, 2020:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Shares	Price	Contractual Life	Value
Options Outstanding, December 31, 2019	9,821,250	$0.28
Granted	2,130,000	$0.30
Exercised	-	$-
Forfeited	-	$-
Options Outstanding, December 31, 2020	11,951,250	$0.28	5.4 years	$2,189,575
Vested and unvested but expected to vest, December 31, 2020	11,811,875	$0.28	5.4 years	$2,164,040
Exercisable at December 31, 2020	8,745,500	$0.29	4.1 years	$1,563,850

Schedule of forward-looking range of assumptions to value the stock options issue

	2020	2019

Dividend yield	0.0%	0.0%
Risk-free rate of return	0.33%	2.15%
Expected life in years	5.88	5.88
Volatility	74.57%	93.59%
Forfeiture rate	2.6%	2.6%

Summary of warrant activity

The following table summarizes our warrant activity for 2020 and 2019:

	Warrants Outstanding
			Weighted
			average
	Number of	Exercise price	exercise
	shares	range	price

December 31, 2018	4,220,594	$0.23 - 0.37	$0.24
Issuances	8,125,000	0.18	0.18
Exercises	(1,925,000)	0.125	0.125
December 31, 2019	10,420,594	0.23 - 0.37	0.24
Issuances	1,043,988	0.45	0.45
Exercises	(1,935,294)	0.125	0.125
December 31, 2020	9,529,288	$0.125 - 0.45	$0.21